MassMutual Transitions SelectSM Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

Updating Summary Prospectus – April 27, 2026

This Summary Prospectus summarizes key features of the MassMutual Transitions SelectSM  Variable Annuity (Contract), an individual variable deferred annuity contract with flexible premium payments offered by Massachusetts Mutual Life Insurance Company (‘‘MassMutual®,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us,’’ or ‘‘our’’).

The statutory prospectus for the MassMutual Transitions Select Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/MMTransitionsSelect. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Investment Options Available Under the Contract	12
Appendix B – Funds Available Under the Benefits Offered Under the Contract	22

Glossary

Accumulation Phase. The period during which Purchase Payments may be made. Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.

Age. The age of any Owner or Annuitant on his/her birthday nearest the date for which Age is being determined, except when discussed in regard to specific tax provisions.

Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the non-lifetime contingent option. See “The Income Phase – Annuity Options.” The term Annuitant also includes the joint Annuitant, if any. The Annuitant has no rights to the Contract.

Annuity Date. The date Annuity Payments begin. There may be more than one Annuity Date applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each withdrawal from the Contract that exceeds the free withdrawal amount and to amounts applied to Annuity Option E.

Contract. The MassMutual Transitions Select Variable Annuity; an individual deferred variable annuity contract.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Value. The sum of your values in the Sub-Accounts and Fixed Account(s) during the Accumulation Phase.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s general investment account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Income Phase. The period that begins on the Annuity Date and ends with the last Annuity Payment.

Issue Date. The date on which the Contract becomes effective. The Issue Date is included in the Contract.

Joint Owner. A person entitled to ownership rights under the Contract. See “Ownership – Owner.”

Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if it is not used to fund a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit sharing plan.

Owner. The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions. Where we describe multiple Owners, we refer to them as Joint Owners.

Premium Tax. A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when the entire Contract Value is withdrawn.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase, which may be decreased by the assessment of any applicable Premium Tax. Purchase Payments may not be added after the Annuity Date to any portion of the Contract Value that has been applied to an Annuity Option.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans).

Separate Account. The account that holds the assets underlying the Contract that are not allocated to the fixed accounts. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Sub-Account(s). The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.

The Fixed Accounts. The Fixed Accounts for Dollar Cost Averaging, Fixed Accounts with a Long-Term Guarantee, and The Fixed Account are investment options within our General Account. Purchase Payments allocated to The Fixed Accounts and transfers to The Fixed Accounts become part of our General Account.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since April 28, 2025. This may not reflect all changes that have occurred since you purchased your Contract.

Fund Substitutions

Pre-2008 Version (for Contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Discovery Large Cap Fund (Series I)	MML Invesco Discovery Large Cap Fund (Class II)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	MML Invesco Discovery Mid Cap Fund (Class II)
Invesco V.I. Main Street Fund® (Series I)	MML Fundamental Equity Fund (Class II)

2008 Version (for Contracts applied for on or after 9/8/2008, subject to state availability)

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Discovery Large Cap Fund (Series II)	MML Invesco Discovery Large Cap Fund (Service Class I)
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	MML Invesco Discovery Mid Cap Fund (Service Class I)
Invesco V.I. Main Street Fund® (Series II)	MML Fundamental Equity Fund (Service Class I)

Fund Addition

VY® Columbia Real Estate Portfolio

Share Class Merger

Pre-2008 Version (for Contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

MML Fundamental Equity Fund (Service Class I) was replaced by MML Fundamental Equity Fund (Class II).

Fund Name Changes

Current Fund Name	New Fund Name
Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
MML Aggressive Allocation Fund	MML VIP Aggressive Allocation Fund
MML American Funds Core Allocation Fund	MML VIP American Funds 65/35 Allocation Fund
MML American Funds Growth Fund	MML VIP American Funds Growth Fund
MML Balanced Allocation Fund	MML VIP Balanced Allocation Fund
MML Blend Fund	MML VIP BlackRock® Balanced Fund
MML Blue Chip Growth Fund	MML VIP T. Rowe Price Blue Chip Growth Fund
MML Conservative Allocation Fund	MML VIP Conservative Allocation Fund

Current Fund Name	New Fund Name
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Equity Income Fund	MML VIP T. Rowe Price Equity Income Fund
MML Equity Index Fund	MML VIP BlackRock® Equity Index Fund
MML Fundamental Equity Fund	MML VIP Invesco Main Street Equity Fund
MML Global Fund	MML VIP Invesco Global Fund
MML Growth Allocation Fund	MML VIP Growth Allocation Fund
MML Inflation-Protected and Income Fund	MML VIP Barings Inflation-Protected and Income Fund
MML International Equity Fund	MML VIP MFS International Equity Fund
MML Invesco Discovery Large Cap Fund	MML VIP Invesco Discovery Large Cap Fund
MML Invesco Discovery Mid Cap Fund	MML VIP Invesco Discovery Mid Cap Fund
MML Large Cap Growth Fund	MML VIP Loomis Sayles Large Cap Growth Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML Managed Volatility Fund	MML VIP JPMorgan U.S. Research Enhanced Equity Fund
MML Mid Cap Growth Fund	MML VIP T. Rowe Price Mid Cap Growth Fund
MML Mid Cap Value Fund	MML VIP American Century Mid Cap Value Fund
MML Moderate Allocation Fund	MML VIP Moderate Allocation Fund
MML Short-Duration Bond Fund	MML VIP Barings Short-Duration Bond Fund
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund
MML Small Cap Growth Equity Fund	MML VIP Wellington Small Cap Growth Equity Fund
MML Small Company Value Fund	MML VIP American Century Small Company Value Fund
MML Total Return Bond Fund	MML VIP Fidelity Institutional AM® Core Plus Bond Fund
MML U.S. Government Money Market Fund	MML VIP Barings U.S. Government Money Market Fund

Sub-Adviser Changes

FIAM LLC replaced Metropolitan West Asset Management, LLC as the sub-adviser to the MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly MML Total Return Bond Fund).

Harris Associates L.P. no longer serves as a sub-adviser to the MML VIP MFS International Equity Fund (formerly MML International Equity Fund).

J.P. Morgan Investment Management Inc. replaced Gateway Investment Advisers, LLC as the subadviser to the MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly MML Managed Volatility Fund).

Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited will now serve as the sub-advisers to the Nomura VIP Asset Strategy Series (formerly Macquarie VIP Asset Strategy Series).

Updates to Annual Contribution Levels

Annual contribution limits for certain Qualified Contracts have been updated.

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes.
Standard  CDSC. If you withdraw money from your Contract within 7 years following your Issue Date, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the amount withdrawn (less a 10% free withdrawal amount) or applied to Annuity Option E, declining to 0% after the seventh year.
For example, if you elect the Standard CDSC under the Contract and we issued your Contract with a $100,000 Purchase Payment, and you withdrew the $100,000 Purchase Payment during the first two years after your Issue Date, you could be assessed a charge of up to $6,300 on the amount withdrawn.
Optional Nine Year CDSC. If you withdraw money from your Contract within 9 years following your Issue Date, you may be assessed a CDSC of up to 8% of the amount withdrawn (less a 10% free withdrawal amount) or applied to Annuity Option E, declining to 0% after the ninth year.
For example, if you elect the Optional Nine Year CDSC under the Contract and we issued your Contract with a $100,000 Purchase Payment, and you withdrew the $100,000 Purchase Payment during the first two years after your Issue Date, you could be assessed a charge of up to $7,200 on the amount withdrawn.
The impact of the CDSC shown in these examples could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?

No. Currently, we do not assess a charge to transfer Contract Value among the investment options during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

Charges and Deductions – Transfer Fee

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract
	2008 Version	1.15%(1)	1.15%(1)
	Pre-2008 Version	1.15%(1)	1.15%(1)
Fund fees and expenses
	2008 Version	0.52%(2)	3.48%(2)
	Pre-2008 Version	0.44%(2)	3.48%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%(3)	1.50%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	2008 Version Contract: $1,481	2008 Version Contract: $3,842
	Pre-2008 Version Contract: $1,415	Pre-2008 Version Contract: $3,781

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.

(3)	This charge is the current charge for the least expensive optional benefit, the Nursing Home Waiver Benefit. In the first Contract Year, the charge is a percentage of your Purchase Payments. On the last day of your first Contract Year and on the last day of each Contract Year thereafter, the annual charge is a percentage of your Contract Value on that date.
(4)	This charge is the current charge for the most expensive optional benefit, the MassMutual Guaranteed Income Plus 5 or 6 (GMIB 5 or GMIB 6). The charge is equal to, on an annual basis, a percentage of your GMIB value deducted quarterly in arrears while the feature is in effect.
(5)	The calculation of the highest annual cost assumes the election of the following optional features: GMIB 5 or GMIB 6, the Annual Ratchet Death Benefit, the 10%/20% Free Withdrawal Benefit, the Nursing Home Waiver Benefit and the Equalizer Benefit.

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No.

•

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs may apply for up to seven years (nine years if the optional nine year  CDSC schedule is elected) following your Issue Date on amounts withdrawn that exceed the free withdrawal amount or when Contract Value is applied to Annuity Option E.

•

If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

•

Withdrawals may result in income taxes and premature distribution taxes.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
•

An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the funds available under the Contract.

•

Each Fund and fixed account has its own unique risks.

•

You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.

Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
•

Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by request by calling (800) 272-2216 or by visiting www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•

Currently, there is no charge when you transfer Contract Value among investment options. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

•

We reserve the right to remove or substitute Funds as investment options that are available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

•

We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term.

•

You may not  transfer your Contract Value in the DCA Fixed Account to The Fixed Account or a Long-Term Guarantee Fixed Account.

•

If you are participating in a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit, MassMutual  Lifetime Payment Plus, or MassMutual Lifetime Income Protector, we limit the investment options available if you and you cannot make allocations to the Long-Term Guarantee Fixed  Accounts or The Fixed Account.

•

Depending on when your Contract was issued, there are limits on how much of each Purchase payment you may allocate between The Fixed Account and  the Long-Term Guarantee Fixed Accounts.

•

There are additional rules limiting your ability to transfer Contract Value out of or into The Fixed Account.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options  –  The Funds
General Information about  Massachusetts Mutual Life  Insurance Company, the  Separate Account and the  Investment Options –  The Fixed Accounts
Transfers and Transfer  Programs – Transfers During the Accumulation Phase
Transfers and Transfer Programs  –  Limits on Frequent Trading and Market Timing Activity

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Any Restrictions on Contract Benefits?

Yes.

•

We limit the investment options available if you are participating in any of the following optional benefits. This means you will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected one of these optional benefits. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under these optional benefits. We may change these restrictions in the future.

         ○   MassMutual Lifetime Income Protector
         ○    Guaranteed Minimum Accumulation Benefit
         ○    Guaranteed Minimum Income Benefit
         ○   MassMutual Lifetime Payment Plus

•

Since we no longer offer this Contract for sale, you may no longer elect any additional optional benefits under this Contract.

•

For certain optional benefits, withdrawals, including withdrawals that exceed limits specified by the terms of the optional benefit, may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and/or could terminate the benefit. See ‘‘Additional Benefits – Guaranteed Minimum Accumulation Benefit,’’ ‘‘Additional Benefits – Guaranteed Minimum Income Benefit,’’ ‘‘Additional Benefits – MassMutual Lifetime Income Protector,’’   and ‘‘Additional Benefits – MassMutual Lifetime Payment Plus.’’

•

If you are participating in the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, MassMutual Lifetime Payment Plus, or MassMutual Lifetime Income Protector, you may not participate in the Separate Account Dollar Cost Averaging Program, Automatic Rebalancing Program, Interest Sweep Option, or any fixed account.

•

If you are participating in MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Income Benefit, or MassMutual Lifetime Payment Plus and elected a Directed Allocation Model, the Custom Allocation Choice program or the Custom Allocation Choice Select program, you agree to authorize us to automatically rebalance your Contract Value among the Sub-Accounts available under the Program on a periodic basis to continue to follow the Custom Allocation Choice program or Custom Allocation Choice Select program investment parameters.

•

You cannot elect the Annual Ratchet Death Benefit if you are participating in the MassMutual Lifetime Income Protector.

•

You may only participate in one death benefit at a time.

•

Some optional features are not available if you are a certain Age.

Additional Benefits – Additional Death Benefit Features

Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB)

Additional Benefits – Guaranteed Minimum Income Benefit (GMIB)

Additional Benefits – MassMutual Lifetime Income ProtectorSM

Additional Benefits – MassMutual Lifetime Payment PlusSM

	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
•

Your registered representative may have received compensation, in the form of commissions, for selling this Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual.

•

Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.

•

Sales of the Contract may have helped these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may have influenced your registered representative to offer or recommend this Contract over another investment.

Distribution
Should I Exchange my Contract?
•

Because the Contract is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing annuity contract you own with a new purchase of this Contract. However, in general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Investment Options Available Under the Contract

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See ‘‘Appendix B – Funds Available Under the Benefits Offered Under the Contract’’ for information regarding the allocation restrictions associated with participation in MassMutual Lifetime Income Protector, Guaranteed Minimum Accumulation Benefit (GMAB), Guaranteed Minimum Income Benefit (GMIB), or MassMutual Lifetime Payment Plus. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/MMTransitionsSelect. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Pre-2008 Version (for Contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Initial Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.98%	14.17%	8.36%	9.53%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Initial Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	11.10%	4.76%	6.33%
Asset Allocation	MML VIP Conservative Allocation Fund (Initial Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	10.29%	3.98%	5.59%
Asset Allocation	MML VIP Growth Allocation Fund (Initial Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.90%	12.99%	7.08%	8.38%
Asset Allocation	MML VIP Moderate Allocation Fund (Initial Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.87%	11.83%	5.72%	7.08%
Money Market	Invesco V.I. U.S. Government Money Portfolio (Series I)(8)(9) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.67%	3.65%	2.80%	1.76%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95% (*)	12.98%	1.65%	3.01%
Fixed Income	MML VIP Barings Core Bond Fund (Initial Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	7.85%	0.48%	2.64%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Initial Class)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.65%	5.89%	1.12%	3.15%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	–1.10%	1.58%
Balanced	Invesco V.I. Equity and Income Fund (Series I)(15) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.57%	12.81%	8.94%	8.92%
Balanced	MML VIP BlackRock® Balanced Fund (Initial Class)(1)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.51%	12.84%	7.86%	9.21%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.72%	13.34%	12.35%	10.73%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Initial Class)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	17.49%	13.75%	11.23%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Initial Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	14.45%	11.14%	10.52%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.54%	21.48%	15.36%	15.77%
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	15.74%	10.80%	9.20%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	11.50%	11.93%	12.98%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML VIP BlackRock® Equity Index Fund (Class I)(19) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.44%	17.36%	13.92%	14.33%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Class II)(20) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.80%	16.15%	12.47%	14.45%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Initial Class)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.77%	10.59%	7.06%	6.11%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(22)(23)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Invesco Discovery Large Cap Fund (Class II)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.78%	—	—	—
Large Cap Growth	MML VIP Loomis, Sayles Large Cap Growth Fund (Initial Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	15.09%	14.97%	16.34%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Initial Class)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	18.41%	11.08%	15.25%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.82%	2.40%	8.68%	8.70%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Initial Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.97%	8.80%	9.14%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	–3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Initial Class)(30) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	8.86%	8.38%	10.73%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Class II)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.85% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Initial Class)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.82%	4.35%	3.82%	9.94%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class)(33) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.05% (*)	7.34%	2.67%	10.59%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	Invesco V.I. International Growth Fund (Series I)(34) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	16.32%	2.15%	5.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.92%	32.60%	9.01%	6.72%
International/Global	MML VIP Invesco Global Fund (Class I)(35) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.00%	7.49%	9.95%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(36) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty(37)	Invesco V.I. Health Care Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.99%	15.33%	3.80%	6.58%
Specialty(37)	Invesco V.I. Technology Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.96%	20.47%	10.30%	15.78%
Specialty(37)

Nomura VIP Asset Strategy Series (Service Class)(38)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited

		0.77% (*)	16.66%	7.07%	7.84%
Specialty(37)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	3.29% (*)	18.66%	10.44%	6.42%
Specialty(37)	VY® CBRE Global Real Estate Portfolio (Class S) Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	1.16% (*)	6.53%	3.77%	3.73%
Specialty(37)	VY® Columbia Real Estate Portfolio (Class S) Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Advisors LLC	1.00% (*)	0.03%	5.67%	4.80%
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.
(3)	MML VIP American Funds 65/35 Allocation Fund formerly known as MML American Funds Core Allocation Fund.
(4)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.
(5)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.
(6)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.
(7)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.
(8)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

(9)	Unavailable in Contracts issued on or after January 19, 2008.
(10)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.
(11)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.
(12)	MML VIP Barings Inflation-Protected and Income Fund formerly known as MML Inflation-Protected and Income Fund.
(13)	MML VIP Barings Short-Duration Bond Fund formerly known as MML Short-Duration Bond Fund.
(14)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund formerly known as MML Total Return Bond Fund.
(15)	Unavailable in Contracts issued on or after May 1, 2009. For Contracts issued prior to May 1, 2009, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(16)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.
(17)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.
(18)	MML VIP T. Rowe Price Equity Income Fund formerly known as MML Equity Income Fund.
(19)	MML VIP BlackRock® Equity Index Fund formerly known as MML Equity Index Fund.
(20)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.
(21)	MML VIP JPMorgan U.S. Research Enhanced Equity Fund formerly known as MML Managed Volatility Fund.
(22)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(23)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(24)	MML VIP American Funds Growth Fund formerly known as MML American Funds Growth Fund.
(25)	MML VIP Invesco Discovery Large Cap Fund formerly known as MML Invesco Discovery Large Cap Fund.
(26)	MML VIP Loomis, Sayles Large Cap Growth Fund formerly known as MML Large Cap Growth Fund.
(27)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.
(28)	MML VIP American Century Mid Cap Value Fund formerly known as MML Mid Cap Value Fund.
(29)	MML VIP American Century Small Company Value Fund formerly known as MML Small Company Value Fund.
(30)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.
(31)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.
(32)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.
(33)	MML VIP Wellington Small Cap Growth Equity Fund formerly known as MML Small Cap Growth Equity Fund.
(34)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.
(35)	MML VIP Invesco Global Fund formerly known as MML Global Fund.
(36)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.
(37)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(38)	Nomura VIP Asset Strategy Series formerly known as Macquarie VIP Asset Strategy Series.

Fixed Account Investment Options Available Under the Contract

The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While the GMAB, GMIB, MassMutual Lifetime Income ProtectorSM,  or MassMutual Lifetime Payment Plus is in effect, the investment options available to you are restricted. You may not participate in The Fixed Accounts if the GMAB, GMIB, MassMutual Lifetime Income ProtectorSM,  or MassMutual Lifetime Payment Plus is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Fixed Accounts” for more information.

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%
18 Month DCA Fixed Account	1%
Long-Term Guarantee Fixed Account	1%
The Fixed Account	1%

2008 Version (for Contracts applied for on or after 9/8/2008, subject to state availability)

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Service Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.23%	13.91%	8.11%	9.26%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Service Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	10.80%	4.49%	6.06%
Asset Allocation	MML VIP Conservative Allocation Fund (Service Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	9.98%	3.73%	5.33%
Asset Allocation	MML VIP Growth Allocation Fund (Service Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	12.60%	6.78%	8.10%
Asset Allocation	MML VIP Moderate Allocation Fund (Service Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.12%	11.57%	5.46%	6.81%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.20% (*)	12.75%	1.39%	2.76%
Fixed Income	MML VIP Barings Core Bond Fund (Service Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	7.59%	0.23%	2.38%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Service Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.90%	5.57%	0.85%	2.89%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	–1.10%	1.58%
Balanced	Invesco V.I. Equity and Income Fund (Series II)(14) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.82%	12.52%	7.02%	7.81%
Balanced	MML VIP BlackRock® Balanced Fund (Service Class)(1)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.76%	12.56%	7.59%	8.93%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.97%	13.11%	12.07%	10.45%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Service Class)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	17.20%	13.47%	10.96%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Service Class)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	14.10%	10.83%	10.24%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.79%	21.19%	15.08%	15.48%
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93%	15.44%	10.53%	8.93%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	11.32%	11.66%	12.71%
Large Cap Blend	MML VIP BlackRock® Equity Index Fund (Service Class I)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.69%	17.07%	13.63%	14.05%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Service Class I)(19) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.05%	15.90%	12.21%	14.17%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Service Class)(20) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	10.32%	6.79%	5.84%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(21)(22)(23) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Invesco Discovery Large Cap Fund (Service Class I)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.03%	—	—	—
Large Cap Growth	MML VIP Loomis, Sayles Large Cap Growth Fund (Service Class)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	14.74%	14.67%	16.05%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	18.19%	10.81%	14.97%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	2.17%	8.41%	8.42%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.62%	8.51%	8.86%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	–3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	8.59%	8.11%	10.46%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)(30) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.10% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.07%	4.10%	3.56%	9.66%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.30% (*)	7.07%	2.41%	10.32%
International/Global	Invesco V.I. International Growth Fund (Series II)(33) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	15.53%	1.88%	5.34%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.17%	32.36%	8.76%	6.46%
International/Global	MML VIP Invesco Global Fund (Service Class I)(34) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.69%	7.24%	9.68%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(35) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty(36)	Invesco V.I. Health Care Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.24%	15.08%	3.54%	6.31%
Specialty(36)	Invesco V.I. Technology Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.21%	20.16%	10.02%	15.49%
Specialty(36)

Nomura VIP Asset Strategy Series (Service Class)(37)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited

		0.77% (*)	16.66%	7.07%	7.84%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty(36)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	3.29% (*)	18.66%	10.44%	6.42%
Specialty(36)	VY® CBRE Global Real Estate Portfolio (Class S) Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	1.16% (*)	6.53%	3.77%	3.73%
Specialty(36)	VY® Columbia Real Estate Portfolio (Class S) Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Advisors LLC	1.00% (*)	0.03%	5.67%	4.80%
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.
(3)	MML VIP American Funds 65/35 Allocation Fund formerly known as MML American Funds Core Allocation Fund.
(4)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.
(5)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.
(6)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.
(7)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.
(8)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(9)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.
(10)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.
(11)	MML VIP Barings Inflation-Protected and Income Fund formerly known as MML Inflation-Protected and Income Fund.
(12)	MML VIP Barings Short-Duration Bond Fund formerly known as MML Short-Duration Bond Fund.
(13)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund formerly known as MML Total Return Bond Fund.
(14)	Unavailable in Contracts issued on or after May 1, 2009. For Contracts issued prior to May 1, 2009, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(15)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.
(16)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.
(17)	MML VIP T. Rowe Price Equity Income Fund formerly known as MML Equity Income Fund.
(18)	MML VIP BlackRock® Equity Index Fund formerly known as MML Equity Index Fund.
(19)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.
(20)	MML VIP JPMorgan U.S. Research Enhanced Equity Fund formerly known as MML Managed Volatility Fund.
(21)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(22)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(23)	MML VIP American Funds Growth Fund formerly known as MML American Funds Growth Fund.
(24)	MML VIP Invesco Discovery Large Cap Fund formerly known as MML Invesco Discovery Large Cap Fund.
(25)	MML VIP Loomis, Sayles Large Cap Growth Fund formerly known as MML Large Cap Growth Fund.
(26)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.
(27)	MML VIP American Century Mid Cap Value Fund formerly known as MML Mid Cap Value Fund.
(28)	MML VIP American Century Small Company Value Fund formerly known as MML Small Company Value Fund.

(29)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.
(30)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.
(31)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.
(32)	MML VIP Wellington Small Cap Growth Equity Fund formerly known as MML Small Cap Growth Equity Fund.
(33)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.
(34)	MML VIP Invesco Global Fund formerly known as MML Global Fund.
(35)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.
(36)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(37)	Nomura VIP Asset Strategy Series formerly known as Macquarie VIP Asset Strategy Series.

Fixed Account Investment Options Available Under the Contract

The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While the GMAB, GMIB, MassMutual Lifetime Income ProtectorSM,  or MassMutual Lifetime Payment Plus is in effect, the investment options available to you are restricted. You may not participate in The Fixed Accounts if the GMAB, GMIB, MassMutual Lifetime Income ProtectorSM,  or MassMutual Lifetime Payment Plus is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Fixed Accounts” for more information.

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%
18 Month DCA Fixed Account	1%
Long-Term Guarantee Fixed Accounts	1%
The Fixed Account	1%

Appendix B

Funds Available Under the Benefits Offered Under the Contract

You must elect an Asset Allocation Program if you are participating in: MassMutual Lifetime Income Protector; Guaranteed Minimum Accumulation Benefit (GMAB); Guaranteed Minimum Income Benefit (GMIB); or MassMutual Lifetime Payment Plus. These Asset Allocation Programs have investment restrictions, which are described in the tables below.

Custom Allocation Choice Select

For Contracts issued on or after May 1, 2010 with MassMutual Lifetime Income Protector or GMAB in effect. If you participate in Custom Allocation Choice Select, you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. You may only elect Custom Allocation Choice Select if you are participating in MassMutual Lifetime Income Protector or in the Guaranteed Minimum Accumulation Benefit (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Range	Sub-Accounts
40% to 60%	MML VIP Barings Core Bond
20% to 25% (total)	MML VIP Franklin Templeton Equity MML VIP JPMorgan U.S. Research Enhanced Equity MML VIP T. Rowe Price Equity Income
20% to 25% (total)	MML VIP American Funds Growth MML VIP BlackRock® Equity Index
0% to 10% (total)	MML VIP American Century Mid Cap Value MML VIP T. Rowe Price Mid Cap Growth
0% to 10% (total)	MML VIP Invesco Global

Custom Allocation Choice

For Contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010 with GMAB, GMIB, or MassMutual Lifetime Payment Plus in effect. If you participate in Custom Allocation Choice you must allocate your Purchase Payments within the minimum and maximum range listed for the Sub-Accounts below. No allocation greater than 25% is allowed in any one Sub-Account.

Range	Sub-Accounts
35% to 65% with GMAB(1) (total) 0% to 65% without GMAB(1) (total)	Invesco V.I. Global Strategic Income MML VIP Barings Core Bond MML VIP Barings Inflation-Protected and Income MML VIP Barings U.S. Government Money Market
15% to 25% (total)	MML Income & Growth MML VIP BlackRock® Balanced MML VIP Franklin Templeton Equity MML VIP JPMorgan U.S. Research Enhanced Equity MML VIP T. Rowe Price Equity Income
15% to 25% (total)

Fidelity® VIP Contrafund®MML  Sustainable Equity
MML VIP American Funds® Growth
MML VIP BlackRock® Equity Index
MML VIP Invesco Discovery Large Cap
MML VIP Invesco Main Street Equity
MML VIP Loomis Sayles Large Cap Growth
MML VIP T. Rowe Price Blue Chip Growth

0% to 10% (total)	MML Small/Mid Cap Value MML VIP American Century Mid Cap Value MML VIP American Century Small Company Value
0% to 10% (total)	MML VIP Invesco Discovery Mid Cap MML VIP Invesco Small Cap Equity MML VIP T. Rowe Price Mid Cap Growth MML VIP Wellington Small Cap Growth Equity
5% to 20% (total)	Invesco V.I. International Growth MML Foreign MML VIP Invesco Global
0% to 5% (total)	Invesco V.I. Health Care Invesco V.I. Technology MML VIP MFS International Equity PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® CBRE Global Real Estate VY® Columbia Real Estate Portfolio
(1)	Guaranteed Minimum Accumulation Benefit

If you applied for your Contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment options.

Custom Allocation Choice is unavailable to Contracts issued on or after May 1, 2010 (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Asset Allocation Funds

If you are participating in MassMutual Lifetime Income Protector, GMAB, GMIB, or MassMutual Lifetime Payment Plus, you can fulfill our requirement that you participate in an Asset Allocation Program, by allocating all of your Contract Value to one of our Asset Allocation Funds. While participating in this program you can make transfers by moving your full Contract Value from one Asset Allocation Fund to another.

The Funds are as follows:

•	MML VIP Aggressive Allocation Fund(1)

•	MML VIP American Funds 65/35 Allocation Fund

•	MML VIP Balanced Allocation Fund

•	MML VIP Conservative Allocation Fund

•	MML VIP Growth Allocation Fund(2)

•	MML VIP Moderate Allocation Fund

These Funds are also available if you do not have an election of MassMutual Lifetime Income Protector, a GMAB, GMIB, or MassMutual Lifetime Payment Plus. In such case you may allocate a portion or all of your Contract Value to these Funds.

(1)	The MML VIP Aggressive Allocation Fund is not available as an investment option if you are participating in MassMutual Lifetime Income Protector, MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this Fund is unavailable if your Contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.
(2)	The MML VIP Growth Allocation Fund is not available as an investment option if you are participating in MassMutual Lifetime Income Protector. Additionally, this Fund is unavailable if your Contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.

This Summary Prospectus incorporates by reference the MassMutual Transitions Select Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated April 27, 2026, as amended or supplemented. The  SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.

You can find the statutory prospectus and SAI at www.MassMutual.com/MMTransitionsSelect. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to ANNfax@MassMutual.com.

EDGAR Contract Identifier: C000021315

AN3503-USP